Intangible Assets - Summary of Changes in Intangible Assets and Goodwill (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
ACSP [Member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Term of agreement		15 years
Annual payment of intangible assets		R$ 14,500
Boa Vista Servicos S A [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Research and development expense	R$ 7,635		R$ 16,943
Boa Vista Servicos S A [member] | Equifax [Member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Goodwill on business combination	110,182	110,182
Boa Vista Servicos S A [member] | Konduto [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Goodwill on business combination	R$ 155,867	R$ 155,867
Bottom of range [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Period of amortization of databases		5 years
Top of range [member]
Disclosure of Changes in Intangible Assets and Goodwill [Line Items]
Period of amortization of databases		7 years